Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment and Net Reversal of Impairment (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			$ 105,668,799	$ 89,191,280
(Impairment)			(48,794,953)	(50,948,816)
Reversal of impairment/ (Impairment), net	$ (7,254,264)	$ 6,050,004	56,873,846	38,242,464
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			37,007,434	74,064,522
(Impairment)			(25,047,799)	(36,428,848)
Reversal of impairment/ (Impairment), net			11,959,635	37,635,674
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			66,836,020	14,798,584
(Impairment)			(23,747,154)	(14,519,968)
Reversal of impairment/ (Impairment), net			43,088,866	278,616
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			1,542,908	328,174
(Impairment)			0	0
Reversal of impairment/ (Impairment), net			1,542,908	328,174
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			282,437	0
(Impairment)			0	0
Reversal of impairment/ (Impairment), net			$ 282,437	$ 0